Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000222706 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000222706 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000222706 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000222706 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000222706 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000222706 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222706 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222706 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222706 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222706 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222706 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000222706 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000222706 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000222706 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000222706 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222707 | T. Rowe Price QM U.S. Bond Index Fund
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000222707 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000222707 | T. Rowe Price U.S. Limited Duration TIPS Index Fund
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000222707 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000222707 | T. Rowe Price International Bond Fund (USD Hedged)
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000222707 | T. Rowe Price Hedged Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222707 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000222707 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222707 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222707 | T. Rowe Price Dynamic Global Bond Fund
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222707 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000222707 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000222707 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000222707 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000222707 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	3.50%